SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2015, are applied consistently in these financial statements. For further information, refer to the consolidated financial statements for the year ended December 31, 2015, set forth in the Company’s Annual Report on Form 20-F as filed with the U.S. Securities and Exchange Commission on March 23, 2016, except for the following:

Capital leases

The Company entered into a three-year capital lease agreement in which it purchased lab equipment for its operations. This lease includes a bargain purchase option at the end of the original lease term and has been classified as a capital lease. The capital lease lab equipment is included in property and equipment. The lab equipment is depreciated using the straight-line method over their estimated useful lives of five years.

The Company accounts for capital leases under ASC 840, “Leases”, which establishes the criteria for capital lease classification. Accordingly, at least one of the four following criteria must be met for a lease to be classified as a capital lease: (1) a transfer of ownership of the property to the lessee by the end of the lease term; (2) a bargain purchase option; (3) a lease term that is greater than or equal to 75 percent of the economic life of the leased property; (4) present value of the future minimum lease payments equals or exceeds 90 percent of the fair market value of the leased property. If none of the aforementioned criteria are met, the lease will be treated as an operating lease. Under capital leases, a lessee recognizes a capital lease as an asset and an obligation.

At the commencement of the lease term, the leased asset is measured at the lower of the fair value of the leased asset or the present value of the minimum lease payments.

The Company amortizes the capital lease asset, on a straight-line basis, over the estimated useful life of the leased asset.

Recent Accounting Pronouncement

In March 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-09, "Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting", to simplify the accounting for share-based payment transactions, including the income tax consequences, an option to recognize gross share-based compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. This guidance will be effective for the Company in the first quarter of 2017, and early adoption is permitted. The Company is still evaluating the effect that this guidance will have on its consolidated financial statements and related disclosures.